Other current assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
VAT receivable, net	$ 400	$ 364
Withholding tax receivable	363	23
Prepaid insurance	2,747	3,416
Prepaid compensation	1,422	1,489
Prepaid expenses	3,143	2,457
Prepaid income tax	7,983	0
Prepaid and other CMC, research and clinical expenses	8,001	7,988
Cost sharing arrangement receivable	2,869	1,106
UK R&D expenditure credit receivable	492	455
Interest Receivable	619	0
Other current assets	$ 28,039	$ 17,298